Taxation - Reconciliation of the beginning and ending amount of total unrecognized tax benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	¥ (23,840)	¥ (11,910)	¥ (12,646)
(Additions) deduction	(4,735)	(11,930)	736
Ending balance	¥ (28,575)	¥ (23,840)	¥ (11,910)